DEBT (SHORT-TERM) (Details) € in Millions, $ in Millions		12 Months Ended
	Dec. 22, 2020 EUR (€) Bank	Dec. 31, 2020 EUR (€) Member	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jan. 17, 2017 EUR (€)	Jan. 17, 2017 USD ($)
Short-term debt [Abstract]
Carrying Amount		€ 402.4	€ 583.4	€ 630.0
Number of members holding commercial paper | Member		1
Number of banks committed to underwrite | Bank	4
Commercial Papers [Member]
Short-term debt [Abstract]
Carrying Amount		€ 393.0	580.0	630.0
Fair Value		393.0	580.0	630.0
Short-term financing amount		€ 1,000.0
Weighted average interest rate		0.06%
Maximum borrowing capacity		€ 1,000.0
Bank Borrowings and Other [Member]
Short-term debt [Abstract]
Carrying Amount		9.4	3.4	0.0
Fair Value		€ 9.4	€ 3.4	€ 0.0
Senior Unsecured Revolving Credit Facility [Member]
Short-term debt [Abstract]
Maximum borrowing capacity | $						$ 2,500
Allocated amount under credit facility					€ 1,000.0
Additional borrowing capacity | $						500
Maturity date		January 31, 2023
Letter of credit [Member]
Short-term debt [Abstract]
Maximum borrowing capacity | $						$ 1,500
Bridge Term Facility [Member]
Short-term debt [Abstract]
Maximum borrowing capacity	€ 650.0
New Revolving Credit Facility [Member]
Short-term debt [Abstract]
Maximum borrowing capacity	€ 750.0